TRADE PAYABLES AND OTHER - Contract Liabilities (Details) - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of disaggregation of contract liabilities with customers [line items]
Non-current	€ 17	€ 4
Current	75	77
Deferred tooling revenue
Disclosure of disaggregation of contract liabilities with customers [line items]
Non-current	16	3
Current	0	0
Advance payment from customers
Disclosure of disaggregation of contract liabilities with customers [line items]
Non-current	0	0
Current	9	7
Unrecognized variable consideration
Disclosure of disaggregation of contract liabilities with customers [line items]
Non-current	1	1
Current	65	67
Other
Disclosure of disaggregation of contract liabilities with customers [line items]
Non-current	0	0
Current	€ 1	€ 3